BASIC AND DILUTED LOSS PER SHARE	9 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
BASIC AND DILUTED LOSS PER SHARE

NOTE 11. BASIC AND DILUTED LOSS PER SHARE

Basic and diluted loss per share have been calculated in accordance with ASC 260 on computation of loss per share for the nine months ended December 31, 2025 and 2024 are calculated as follows:

	For the nine months ended December 31,
	2025	2024
Basic and diluted loss per share calculation
Net loss attributable to the common shareholders, basic and diluted	(6,285,542)	(282,028)
Weighted average Class A ordinary shares outstanding, basic and diluted	13,221,293	8,388,202
Loss per share attributable to common shareholders - Basic and Diluted	$(0.48)	$(0.03)